PART A

                         THE PHOENIX EDGE(R)                         [VERSION A]
             PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003

The Phoenix Edge(R) is a single premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
   >   Phoenix-Aberdeen International Series


   >   Phoenix-AIM Mid-Cap Equity Series
   >   Phoenix-Alliance/Bernstein Enhanced Index Series


   >   Phoenix-Alliance/Bernstein Growth + Value Series
   >   Phoenix-Duff & Phelps Real Estate Securities Series
   >   Phoenix-Engemann Capital Growth Series
   >   Phoenix-Engemann Small & Mid-Cap Growth Series
   >   Phoenix-Goodwin Money Market Series
   >   Phoenix-Goodwin Multi-Sector Fixed Income Series
   >   Phoenix-Hollister Value Equity Series
   >   Phoenix-Janus Flexible Income Series
   >   Phoenix-Kayne Large-Cap Core Series
   >   Phoenix-Kayne Small-Cap Quality Value Series
   >   Phoenix-Lazard International Equity Select Series
   >   Phoenix-Lazard Small-Cap Value Series
   >   Phoenix-Lazard U.S. Multi-Cap Series
   >   Phoenix-Lord Abbett Bond-Debenture Series
   >   Phoenix-Lord Abbett Large-Cap Value Series
   >   Phoenix-Lord Abbett Mid-Cap Value Series
   >   Phoenix-MFS Investors Growth Stock Series
   >   Phoenix-MFS Investors Trust Series
   >   Phoenix-MFS Value Series


   >   Phoenix-Northern Dow 30 Series
   >   Phoenix-Northern Nasdaq-100 Index(R) Series


   >   Phoenix-Oakhurst Growth and Income Series
   >   Phoenix-Oakhurst Strategic Allocation Series
   >   Phoenix-Sanford Bernstein Global Value Series
   >   Phoenix-Sanford Bernstein Mid-Cap Value Series
   >   Phoenix-Sanford Bernstein Small-Cap Value Series
   >   Phoenix-Seneca Mid-Cap Growth Series
   >   Phoenix-Seneca Strategic Theme Series
   >   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES

   >   AIM V.I. Capital Appreciation Fund
   >   AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES


   >   Alger American Leveraged AllCap Portfolio
FEDERATED INSURANCE SERIES

   >   Federated Fund for U.S. Government Securities II

   >   Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS

   >   VIP Contrafund(R) Portfolio
   >   VIP Growth Opportunities Portfolio
   >   VIP Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

   >   Mutual Shares Securities Fund
   >   Templeton Developing Markets Securities Fund *
   >   Templeton Foreign Securities Fund
   >   Templeton Global Asset Allocation Fund *
   >   Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A

   >   Scudder VIT EAFE(R) Equity Index Fund
   >   Scudder VIT Equity 500 Index Fund
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES

   >   Technology Portfolio
WANGER ADVISORS TRUST

   >   Wanger Foreign Forty
   >   Wanger International Small Cap
   >   Wanger Twenty
   >   Wanger U.S. Smaller Companies


* Not available for new investors


--------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:

    [LOGO OF LETTER]     PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                         PO Box 8027
                         Boston, MA 02266-8027
    [LOGO OF TELEPHONE]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                         800/541-0171

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if a replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

              Read and keep this prospectus for future reference.

                               TABLE OF CONTENTS


Heading                                                     Page
-------------------------------------------------------------------
RISK/BENEFIT SUMMARY........................................   4
    Policy Benefits.........................................   4
    Policy Risks............................................   4
FEE TABLES..................................................   5
    Transaction Fees........................................   5
    Periodic Charges Other the Fund Operating Expenses......   6
    Minimum and Maximum Fund Operating Expenses.............   6
PHOENIX LIFE INSURANCE COMPANY..............................   9
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
    (THE "ACCOUNT").........................................   9
    Performance History.....................................   9
VOTING RIGHTS...............................................   9
THE GUARANTEED INTEREST ACCOUNT.............................   9
CHARGES AND DEDUCTIONS......................................  10
    General.................................................  10
    Periodic Charges........................................  10
    Mortality and Expense Risk Charge.......................  10
    Conditional Charges.....................................  11
    Transfer Charge.........................................  11
    Other Tax Charges.......................................  11
THE POLICY..................................................  11
    Contract Rights: Owner, Insured, Beneficiary............  11
    Contract Limitations....................................  11
    Purchasing a Policy.....................................  11
GENERAL.....................................................  12
    Postponement of Payments................................  12
    Optional Insurance Benefits.............................  13
PAYMENT OF PROCEEDS.........................................  13
    Surrender and Death Benefit Proceeds....................  13
    Death Benefit...........................................  13
    Payment Options.........................................  13
    Surrenders..............................................  14
    Transfer of Policy Value................................  14
    Policy Loans............................................  15
    Lapse...................................................  16
FEDERAL INCOME TAX CONSIDERATIONS...........................  16
    Modified Endowment Contracts............................  16
FINANCIAL STATEMENTS........................................  17
APPENDIX A - INVESTMENT OPTIONS............................. A-1
    Investment Type......................................... A-1
    Advisors................................................ A-2
    Subadvisors............................................. A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) is a single premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

The policy's death benefit is equal to the target face amount during the first month, and varies based on investment performance thereafter.

You may elect the Minimum Face Amount Rider with this policy. When you elect this Rider, the minimum face amount becomes the minimum death benefit beginning in the second policy month.

LOANS AND SURRENDERS
Generally, you may take loans against 75% of your policy's cash surrender value during the first 3 policy years, and up to 90% of your policy's cash surrender value thereafter.

You may surrender all or part of this policy anytime for any amount up to its cash surrender value. We may impose a surrender charge.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy must comply with laws and regulations in every state where we sell it. Therefore, some policy terms may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. A sales charge, premium tax charges and an issue administration fee are assessed at issue and deducted over the first 10 policy years and all unpaid charges will be due upon surrender. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to surrender it for its policy value during the first several policy years.

TAX EFFECTS
As a modified single premium variable life insurance policy, your ability to make additional premium payments beyond the initial payment is limited.

Most modified single premium life insurance policies are considered modified endowment contracts for federal income tax purposes. Therefore, income tax plus a 10% penalty could apply to any surrenders, withdrawals or loans, and also if you pledge or assign the policy,

Current federal income tax law does not generally tax death benefits. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

If you elect the Minimum Face Amount Rider it may result in higher cost of insurance deductions, depending on the minimum face amount and investment performance. Electing the Rider could therefore have a negative impact on policy value and increase the risk of policy lapse. Withdrawals, loans and associated loan interest can also negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
----------------------------------------------------------------------------------------------------------------------------------


                                                      TRANSACTION FEES
CHARGE                        WHEN DEDUCTED                           AMOUNT DEDUCTED
SALES LOAD(1)                 This charge is assessed at              1% of the initial single premium.
                              issue and 1/120th is deducted
                              monthly on each monthly
                              calculation day for the first ten
                              policy years and any unpaid
                              charge will be deducted upon
                              policy surrender.

----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(1)      This charge is assessed at              5.5% of the initial single premium.
                              issue and 1/120th is deducted
                              monthly on each monthly
                              calculation day for the first ten
                              policy years and any unpaid
                              charge will be deducted upon
                              policy surrender.

----------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX(1)                This charge is assessed at              Up to 3.50% of the initial single premium depending on
                              issue and 1/120th is deducted           your state of residence(2).
                              monthly on each monthly
                              calculation day for the first ten
                              policy years and any unpaid
                              charge will be deducted upon
                              policy surrender.

----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE              No charge.                              There is no surrender charge, but any unpaid acquisition
                                                                      expense(1) will be deducted upon surrender and the policy
                                                                      value will be reduced by any outstanding loans and loan
                                                                      interest.

----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE      Upon partial surrender                  There is no partial surrender charge, but a proportional
                                                                      amount of any unpaid acquisition expense(1) will be
                                                                      deducted upon a partial surrender.

----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE         Upon Partial Surrender                  2% of surrender amount(2).

----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE               Upon Transfer                           At present, we do not charge for transfers between
                                                                      investment options, but we reserve the right to charge up
                                                                      to $10 per transfer after the first two transfers in any
                                                                      given policy year.
----------------------------------------------------------------------------------------------------------------------------------

(1) We assess an "acquisition expense charge" on the issue premium when we issue the policy and rather than deduct it all at once, charge a fraction (1/120th) over the first 10 policy years. This charge consists of the Sales Load, Administrative Charge and Premium Tax. We will deduct any unpaid portion of this charge from a full surrender, and a proportional fraction of any unpaid charge from a partial surrender.

(2) We limit this charge to a maximum of $25.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
CHARGE                        WHEN DEDUCTED                   AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)          On each monthly
                              calculation day.

Minimum and Maximum                                           We charge $0.05 - $24.86 per $1,000 of amount at risk(2) each month.
Charges

Example for a male age 45                                     We would charge $0.14 per $1,000 of amount at risk(2) per month. We
in the nonsmoker premium                                      will increase this charge as he ages.
class.
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK    On each monthly                 0.50%, on an annual basis, of average daily net assets of investments
CHARGE(3)                     calculation day                 in the subaccounts.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES             When we become liable for       We currently do not charge for taxes, however we reserve the right to
                              taxes.                          impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4) Interest accrues daily and      The net cost to the policy value is 0.75% of the loan balance on an
                              is due on each policy           annual basis.
                              anniversary. If not paid on
                              that date, we will treat
                              the accrued interest as another
                              loan against the policy
-----------------------------------------------------------------------------------------------------------------------------------
                                                 OPTIONAL INSURANCE BENEFITS
-----------------------------------------------------------------------------------------------------------------------------------
MINIMUM FACE AMOUNT RIDER     On each Monthly                 There is no separate charge for the rider, but there is a possible
                              Calculation Day only to the     increase in the Cost of Insurance, since the rider could potentially
                              extent the rider increases      increase the amount at risk(2).
                              the amount at risk(2)

-----------------------------------------------------------------------------------------------------------------------------------
Minimum and Maximum                                           We charge $0.05 - $24.86 per $1,000 of the increase in the amount at
Charges                                                       risk(2) over cost of insurance for a policy without the rider, each month.

Example for a male age 45                                     We would charge $0.14 per $1,000 of the increase amount at risk(2)
in the nonsmoker premium                                      over cost of insurance for a policy without the rider, each month.
class.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.

(3) We do not deduct this charge from investments in the Guaranteed Interest Account.

(4) The net cost to the policy is the difference between the 8% rate we charge the outstanding loan and the 7.25% rate that we credit the equal amount transfered to the loaned portion of the Guaranteed Interest Account.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                Minimum          Maximum
Total Annual Fund Operating Expenses(1)
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)                                  0.32%     -     22.60%

1 The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)


---------------------------------------------------------------------------------------------------------------------------
                                                  Investment      Rule             Other            Total Annual
                     Series                     Management Fee  12b-1 Fees  Operating Expenses     Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      0.75%          N/A            0.30%(5)             1.05%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                          0.85%          N/A            2.58%(3)             3.43%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index           0.45%          N/A            0.28%(2)             0.73%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value           0.85%          N/A            2.91%(3)             3.76%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities        0.75%          N/A            0.37%(4)             1.12%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                     0.65%          N/A            0.10%(3)             0.75%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             0.90%          N/A            1.32%(4)             2.22%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                        0.40%          N/A            0.16%(3)             0.56%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income           0.50%          N/A            0.19%(3)             0.69%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                      0.70%          N/A            0.31%(3)             1.01%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                       0.80%          N/A            0.54%(3)             1.34%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core(6)                     0.70%          N/A           13.62%(1)            14.32%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value(6)            0.90%          N/A           21.70%(1)            22.60%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select(6)       0.90%          N/A            9.36%(1)            10.26%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value(6)                   0.90%          N/A            5.26%(1)             6.16%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U .S. Multi-Cap(6)                   0.80%          N/A            7.34%(1)             8.14%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture(6)               0.75%          N/A            6.28%(1)             7.03%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value(6)              0.75%          N/A            8.51%(1)             9.26%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value(6)                0.85%          N/A            9.20%(1)            10.05%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                  0.75%          N/A            0.23%(3)             0.98%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust .                       0.75%          N/A            4.73%(3)             5.48%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                   0.75%          N/A            1.84%(3)             2.59%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                             0.35%          N/A            0.76%(3)             1.11%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                0.35%          N/A            2.37%(3)             2.72%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                  0.70%          N/A            0.25%(3)             0.95%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation               0.58%          N/A            0.12%(3)             0.70%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value              0.90%          N/A            1.67%(3)             2.57%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value             1.05%          N/A            0.35%(3)             1.40%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value           1.05%          N/A            0.59%(3)             1.64%(7)
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       0.80%          N/A            0.34%(4)             1.14%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                      0.75%          N/A            0.25%(4)             1.00%
---------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth      0.85%          N/A            8.48%(1)             9.33%(7)
---------------------------------------------------------------------------------------------------------------------------



(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                             Reimbursements                Net Annual Fund
Series                                                         & Waivers                      Expenses
------                                                         ---------                      --------
Phoenix-AIM Mid-Cap Equity                                      (2.33%)                         1.10%
Phoenix-Alliance/Bernstein Enhanced Index                       (0.08%)                         0.65%
Phoenix-Alliance/Bernstein Growth + Value                       (2.66%)                         1.10%
Phoenix-Duff & Phelps Real Estate Securities                    (0.02%)                         1.10%
Phoenix-Engemann Small & Mid-Cap Growth                         (0.97%)                         1.25%
Phoenix-Hollister Value Equity                                  (0.06%)                         0.95%
Phoenix-Janus Flexible Income                                   (0.29%)                         1.05%
Phoenix-Kayne Large-Cap Core                                   (13.47%)                         0.85%
Phoenix-Kayne Small-Cap Quality Value                          (21.55%)                         1.05%
Phoenix-Lazard International Equity Select                      (9.21%)                         1.05%
Phoenix-Lazard Small-Cap Value                                  (5.11%)                         1.05%
Phoenix-Lazard U.S. Multi-Cap                                   (7.19%)                         0.95%
Phoenix-Lord Abbett Bond-Debenture                              (6.13%)                         0.90%
Phoenix-Lord Abbett Large-Cap Value                             (8.36%)                         0.90%
Phoenix-Lord Abbett Mid-Cap Value                               (9.05%)                         1.00%
Phoenix-MFS Investors Trust                                     (4.48%)                         1.00%
Phoenix-MFS Value                                               (1.59%)                         1.00%
Phoenix-Northern Dow 30                                         (0.51%)                         0.60%
Phoenix-Northern Nasdaq-100 Index(R)                            (2.12%)                         0.60%
Phoenix-Sanford Bernstein Global Value                          (1.42%)                         1.15%
Phoenix-Sanford Bernstein Mid-Cap Value                         (0.10%)                         1.30%
Phoenix-Sanford Bernstein Small-Cap Value                       (0.34%)                         1.30%
Phoenix-State Street Research Small-Cap Growth                  (8.33%)                         1.00%

(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Net Annual
                                                                 Rule                                                 Fund Expenses
                                                   Investment  12b-1 or       Other                                       After
                                                   Management  Service      Operating  Total Annual   Reimbursements  Reimbursements
                       Series                         Fee        Fees        Expenses  Fund Expenses    & Waivers       & Waivers
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V .I. Capital Appreciation Fund                  0.61%          N/A        0.24%      0.85%            (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V .I. Premier Equity Fund                        0.61%          N/A        0.24%      0.85%            (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%          N/A        0.11%      0.96%            (0.00%)        0.96%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U .S. Government Securities II    0.60%        0.25%(1)     0.12%      0.97%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
Federated HighIncome Bond Fund II -- Primary Shares  0.60%        0.25%(1)     0.17%      1.02%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE
   CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                       0.58%         0.10%       0.10%      0.78%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio(2)                0.58%         0.10%       0.12%      0.80%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(2)                              0.58%         0.10%       0.09%      0.77%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST -- CLASS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%(3)      0.25%       0.21%      1.06%            (0.01%)        1.05%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%         0.25%       0.33%      1.83%            (0.00%)        1.83%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70%(3)      0.25%       0.20%      1.15%            (0.02%)        1.13%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62%(3)      0.25%       0.21%      1.08%            (0.02%)        1.06%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund(4)                  0.81%         0.25%       0.06%      1.12%            (0.00%)        1.12%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Investment VIT Funds -- Class A
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EAFE(R) EQUITY INDEX FUND(5)             0.45%          N/A        0.47%      0.92%            (0.27%)        0.65%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund(6)                 0.20%          N/A        0.12%      0.32%            (0.02%)        0.30%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
   CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(7)                              0.80%          N/A        0.49%      1.29%               --            --(9)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(8)                              1.00%          N/A        0.55%      1.55%            (0.10%)        1.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%          N/A        0.23%      1.47%            (0.00%)        1.47%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%          N/A        0.23%      1.18%            (0.00%)        1.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%          N/A        0.11%      1.05%            (0.00%)        1.05%
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                                Reimbursements               Net Annual Fund
Series                                                            & Waivers                      Expenses
------                                                            ---------                      --------
Federated Fund for U.S. Government Securities II                   (0.25%)                        0.72%
Federated High Income Bond Fund II - Primary Shares                (0.25%)                        0.77%
VIP Contrafund(R) Portfolio                                        (0.04%)                        0.74%
VIP Growth Opportunities Portfolio                                 (0.03%)                        0.77%
VIP Growth Portfolio                                               (0.06%)                        0.71%
Technology Portfolio                                               (0.14%)                        1.15%

(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY

We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;

2)  the ratification of the independent accountants for the fund;

3)  approval or amendment of investment advisory agreements;

4)  a change in fundamental policies or restrictions of the series; and

5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   First Year:     25% of the total value
>   Second Year:    33% of remaining value
>   Third Year:     50% of remaining value
>   Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

PERIODIC CHARGES

DAILY CHARGES

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

    If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Every business day we deduct a charge from amounts allocated to the Account at an annualized rate of 0.50%. We do not deduct a Mortality and Expense Risk Charge from policy value in the Guaranteed Interest Account, for either the loaned or non-loaned portion.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans as illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

----------------------------------------------------------
LOAN INTEREST RATE            RATE WE CREDIT THE LOANED
CHARGED                       PORTION OF THE GUARANTEED
                              INTEREST ACCOUNT
----------------------------------------------------------
            8%                       7.25%
----------------------------------------------------------


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


> FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

    These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

> ACQUISITION EXPENSE. We assess a charge on the issue premium, and deduct a pro rata portion each month over the first 10 policy years. We will deduct any unpaid Acquisition Expense from the policy value if you surrender the policy before this expense is fully paid. The charge consists of 3 components:


    1) A Sales Charge of 1.0% of the premium paid designed to compensate Phoenix for the distribution expenses we incur in issuing the policy, such as, sales commissions, sales materials and advertising costs.

    2) A Premium Tax Charge of between 0.80% and 3.50%, depending on your state of residence, of the premium, designed to pay the premium taxes assessed by various states, counties and municipalities.

    3) An Administration Charge of 5.5% of the premium paid designed to compensate Phoenix for the underwriting and start-up expenses associated with issuing a policy.

> COST OF OPTIONAL INSURANCE BENEFITS. The Phoenix Edge(R) policy has one rider available. This option is available only if approved in your state.

    o Minimum Face Amount Rider. If you elect this rider, you will designate a "Minimum Face Amount" which cannot be greater than the target face amount at issue. The minimum face amount will become the minimum death benefit we will pay after the first policy month. This rider may increase the cost of insurance charge we deduct since it may increase the amount we have at risk for the policy.

CONDITIONAL CHARGES

We impose some other charges only if certain events occur:

> PARTIAL SURRENDER FEE. If you withdraw part of your policy's value, we will deduct an additional charge of 2% of the withdrawal amount from your policy value, up to a maximum of $25.

> ADDITIONAL PREMIUM TAX CHARGE. If we permit any additional premium payments, we will assess a charge of between 0.80% and 3.50%, depending on your state of residence, of each payment. We deduct this charge monthly over the 10 years following the premium payment. Any unpaid charge will be deducted from the policy value if you surrender the policy.

> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

> OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

CHARGE REDUCTIONS

We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER

The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED

The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if person to be insured is 75 or older. We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY

The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT

You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.

In some instances, depending on how you answer these questions, you may be subject to additional underwriting. We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it.

Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been returned during your "right to cancel" period.

ELIGIBLE PURCHASERS

You may purchase a policy on the life of any person as long as you have an insurable interest in the person to be insured and that person's consent. The person you insure must be less than 75 years old.

PREMIUM PAYMENT

The minimum premium of $10,000 is due on the policy date, and the person to be insured must be living at that time. You will have a limited ability to make additional premium payments.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We will apply the premium among your chosen investment options by purchasing subaccount units at the subaccount unit values next calculation after we receive your payment.

We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

ADDITIONAL PREMIUM PAYMENTS

If the variable death benefit on the first day of any policy year is less than the highest variable death benefit reached during the previous policy year, we will allow you 60 days to make limited an additional premium payments. Your additional premium may not exceed either A or B:

A) The amount that would increase the variable death benefit enough to match the highest variable death benefit reached during the previous policy year. We reduce this amount by the result of any partial withdrawal you may have taken during the previous policy year.

B) The premium payment that would increase the variable death benefit as of the beginning of the policy year, to the current target face amount.

The minimum premium payment we will accept during a grace period is the amount needed to prevent policy lapse.

PAYMENT BY CHECK

We may wait to credit your policy if you pay by check until your check has cleared your bank.

ALLOCATION OF PREMIUM

We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received during a grace period will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions.

POLICY REFUND

Should you exercise your right to cancel your policy, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following:

1) the current policy value less any unpaid loans and loan interest as of the date we receive the returned policy; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We will refund the premium paid less any unpaid loans and loan interest, and also less any partial surrenders taken from the policy if your policy was issued with the Temporary Money Market Amendment.

We retain the right to decline to process the completed application for insurance during the 7 days after we receive it. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the New York Stock Exchange is closed other than for customary weekend and holiday closings or trading on the New York Stock Exchange is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

The following rider may be available if approved in your state. We may make additional riders available in future.

> Minimum Face Amount Rider. This rider allows you to elect a minimum face amount which will be the minimum death benefit we will pay beginning in the second policy month. This rider may increase the amount Phoenix has at risk for the policy and thereby could result in a greater cost of insurance charge than would apply to a policy without the rider. The minimum face amount many not exceed the target face amount at issue.

     Electing this rider could have a negative effect on policy value and thereby increase the risk of policy lapse.

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT

A partial surrender decreases the variable death benefit by decreasing the policy value.

INCREASES OR DECREASES IN TARGET FACE AMOUNT

You may not increase or decrease the target face amount.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

The cash surrender value is the maximum payable for surrender.

DEATH BENEFIT

The death benefit is the policy's variable death benefit, or the minimum face amount, if the Minimum Face Amount Rider is in force.

The variable death benefit is equal to the policy's cash value on the previous monthly calculation day, multiplied by the applicable "death benefit adjustment rate" on the previous monthly calculation day.


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


DEATH BENEFIT ADJUSTMENT RATE

This rate assumes an interest rate ranging from 4% to 5% depending on the policy's initial premium and its target face amount. If the net investment rate of return (including the deduction of fees and charges) applied to the policy value exceeds the assumed interest rate, the variable death benefit will be greater than the target face amount. Conversely, if the net investment rate of return in less than the assumed rate, the variable death benefit will be less than the target face amount.

PAYMENT OPTIONS

All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless you have waived that right. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an irrevocable election.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

PAYMENT OPTION 1--LUMP SUM

We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST

We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond] 10 years; or

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% for fractions to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY

We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN

We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS

You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS

You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS AND FREE WITHDRAWALS

You may obtain a partial surrender of the policy's cash surrender value as long as the person insured is living and the policy is in force. We require you to send us a written request and may also require you to return the policy before we make payment. A partial surrender will be effective on the date we receive your written request or on the date we receive the policy. You may receive surrender proceeds under any of our available payment options.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in how we deduct a partial surrender and the associated partial surrender fee from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy value by the sum of the partial surrender amount and the partial surrender fee.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

TELEPHONE TRANSFERS

We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.

We will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. We may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS

We do not permit transfers of less than $500 unless either

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

We reserve the right to limit you to 12 transfers per year, exclusive of any transfers made as part of a Systematic Transfer Program.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>  $25 monthly
>  $75 quarterly
>  $150 semiannually
>  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS

During the first 3 policy years, you may generally borrow up to 75% of your policy cash value. Thereafter, you may generally borrow against 90% of your policy's cash value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
Interest Charged            Interest Credited                 Net Cost
--------------------------------------------------------------------------------
       8%                         7.25%                        0.75%
--------------------------------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 7.25%. We transfer interest from the loaned portion of the Guaranteed Interest Account to the non-loaned portion of the Guaranteed Interest Account at the end of each policy year, or when you repay a loan.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

LAPSE

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender, or take a loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If on any monthly calculation day, the policy value is less than the required monthly deduction, we will allow a grace period of 61 days for you to pay an amount equal to 3 times the required monthly deduction to keep the policy in force.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you a written notice at least 30 days before the policy will lapse.

The policy will continue in force during the grace period; however, we will not allow subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period first to pay any monthly deductions due during the grace period. We will apply any excess premium according to your allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately prior before grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

The policy is a modified single premium variable life insurance policy, and as such, will be considered a modified endowment contract for federal income tax purposes (except for certain policies resulting from an exchange under Code
Section 1035). You will be taxed on loans and payments from a modified endowment contract on the portion considered to be income, that is, gain in contract value.

GENERAL

A policy will be considered a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount that requires 7 equal annual premiums to be "fully paid-up," thereafter providing a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 591/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER

You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax."

PARTIAL SURRENDER

Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. Loans are fully taxable to the extent of income in the policy for modified endowment contracts, and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES

If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the person insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A -- INVESTMENT OPTIONS
--------------------------------------------------------------------------------



INVESTMENT TYPE


----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Investment Type
----------------------------------------------------------------------------------------------------------------------------------
                                                         Domestic   Domestic   Domestic    Growth            International   Money
                 Series                           Bond     Blend     Growth      Value    & Income   Index      Growth       Market
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                     *
Phoenix-AIM Mid-Cap Equity                                  *
Phoenix-Alliance/Bernstein Enhanced Index                                                              *
Phoenix-Alliance/Bernstein Growth + Value                              *           *
Phoenix-Duff & Phelps Real Estate Securities                                                  *
Phoenix-Engemann Capital Growth                                        *
Phoenix-Engemann Small & Mid-Cap Growth                                *
Phoenix-Goodwin Money Market                                                                                                   *
Phoenix-Goodwin Multi-Sector Fixed Income          *
Phoenix-Hollister Value Equity                                                     *
Phoenix-Janus Flexible Income                      *
Phoenix-Kayne Large-Cap Core                                *
Phoenix-Kayne Small-Cap Quality Value                                              *
Phoenix-Lazard International Equity Select                                                                         *
Phoenix-Lazard Small-Cap Value                                                     *
Phoenix-Lazard U.S. Multi-Cap                                                      *
Phoenix-Lord Abbett Bond-Debenture                 *
Phoenix-Lord Abbett Large-Cap Value                                                *
Phoenix-Lord Abbett Mid-Cap Value                                                  *
Phoenix-MFS Investors Growth Stock                                     *
Phoenix-MFS Investors Trust                                                                   *
Phoenix-MFS Value                                                                  *
Phoenix-Northern Dow 30                                                                                *
Phoenix-Northern Nasdaq-100 Index(R)                                                                   *
Phoenix-Oakhurst Growth and Income                                                            *
Phoenix-Oakhurst Strategic Allocation                                                         *
Phoenix-Sanford Bernstein Global Value                                                                             *
Phoenix-Sanford Bernstein Mid-Cap Value                                            *
Phoenix-Sanford Bernstein Small-Cap Value                                          *
Phoenix-Seneca Mid-Cap Growth                                          *
Phoenix-Seneca Strategic Theme                                         *
Phoenix-State Street Research Small-Cap Growth                         *
AIM V.I. Capital Appreciation Fund                                     *
AIM V.I. Premier Equity Fund                                *
Alger American Leveraged AllCap Portfolio                              *
Federated Fund for U.S. Government Securities II   *
Federated High Income Bond Fund II                 *
VIP Contrafund(R) Portfolio                                            *
VIP Growth Opportunities Portfolio                                     *
VIP Growth Portfolio                                                   *
Mutual Shares Securities Fund                                                                 *
Templeton Foreign Securities Fund                                                                                  *
Templeton Global Asset Allocation Fund                                                                 *
Templeton Growth Securities Fund                                                                                   *
Scudder VIT EAFE(R) Equity Index Fund                                                                  *
Scudder VIT Equity 500 Index Fund                                                                      *
Technology Portfolio                                                   *
Wanger Foreign Forty                                                                                               *
Wanger International Small Cap                                                                                     *
Wanger Twenty                                                          *
Wanger U.S. Smaller Companies                                          *
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff
                                                        Phoenix   Phoenix     & Phelps
                                                      Investment  Variable   Investment    AIM      Fred Alger
                                                       Counsel,   Advisors,  Management  Advisors,  Management,
                         Series                          Inc.       Inc.        Co.        Inc.         Inc.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                            *
Phoenix-AIM Mid-Cap Equity                                           *
Phoenix-Alliance/Bernstein Enhanced Index                            *
Phoenix-Alliance/Bernstein Growth + Value                            *
Phoenix-Duff & Phelps Real Estate Securities                                     *
Phoenix-Engemann Capital Growth                           *
Phoenix-Engemann Small & Mid-Cap Growth                   *
Phoenix-Goodwin Money Market                              *
Phoenix-Goodwin Multi-Sector Fixed Income                 *
Phoenix-Hollister Value Equity                            *
Phoenix-Janus Flexible Income                                        *
Phoenix-Kayne Large-Cap Core                              *
Phoenix-Kayne Small-Cap Quality Value                     *
Phoenix-Lazard International Equity Select                           *
Phoenix-Lazard Small-Cap Value                                       *
Phoenix-Lazard U.S. Multi-Cap                                        *
Phoenix-Lord Abbett Bond-Debenture                                   *
Phoenix-Lord Abbett Large-Cap Value                                  *
Phoenix-Lord Abbett Mid-Cap Value                                    *
Phoenix-MFS Investors Growth Stock                                   *
Phoenix-MFS Investors Trust                                          *
Phoenix-MFS Value                                                    *
Phoenix-Northern Dow 30                                              *
Phoenix-Northern Nasdaq-100 Index(R)                                 *
Phoenix-Oakhurst Growth and Income                        *
Phoenix-Oakhurst Strategic Allocation                     *
Phoenix-Sanford Bernstein Global Value                               *
Phoenix-Sanford Bernstein Mid-Cap Value                              *
Phoenix-Sanford Bernstein Small-Cap Value                            *
Phoenix-Seneca Mid-Cap Growth                             *
Phoenix-Seneca Strategic Theme                            *
Phoenix-State Street Research Small-Cap Growth                       *
AIM V.I. Capital Appreciation Fund                                                          *
AIM V.I. Premier Equity Fund                                                                *
Alger American Leveraged AllCap Portfolio                                                                *
Federated Fund for U.S. Government Secur ities II
Federated High Income Bond Fund II
VIP Contra fund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies

----------------------------------------------------------------------------------------------------------------------------------
                                                                            Fidelity               Morgan
                                                  Deutsche     Federated   Management  Franklin    Stanley
                                                    Asset      Investment     and       Mutual    Investment
                                                  Management,  Management   Research   Advisers,  Management
                         Series                      Inc.       Company     Company       LLC        Inc.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Secur ities II                  *
Federated High Income Bond Fund II                                 *
V IP Contra fund(R) Portfolio                                                  *
V IP Growth Opportunities Portfolio                                            *
V IP Growth Portfolio                                                          *
Mutual Shares Securities Fund                                                              *
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                 *
Scudder VIT Equity 500 Index Fund                     *
Technology Portfolio                                                                                  *
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies

----------------------------------------------------------------------------------------------------------------------------------
                                                      Templeton    Templeton  Templeton    Wanger
                                                        Asset       Global    Investment    Asset
                                                       Management,  Advisors   Counsel,   Management,
                         Series                          Ltd.       Limited      Inc.        L.P.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contra fund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund             *
Templeton Foreign Securities Fund                                                 *
Templeton Global Asset Allocation Fund                                            *
Templeton Growth Securities Fund                                       *
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                          *
Wanger International Small Cap                                                                *
Wanger Twenty                                                                                 *
Wanger U.S. Smaller Companies                                                                 *
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                                ----------------------------------------------------------------------------------
                                                                                                         Kayne
                                                                                                       Anderson
                                                  Aberdeen       AIM         Alliance       Janus       Rudnick       Lazard
                                                    Fund       Capital       Capital       Capital     Investment      Asset
                                                  Managers,   Management,   Management,   Management   Management,   Management
                    Series                           Inc.        Inc.          L.P.           LLC          LLC           LLC
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       *
Phoenix-AIM Mid-Cap Equity                                       *
Phoenix-Alliance/Bernstein Enhanced Index                                       *
Phoenix-Alliance/Bernstein Growth + Value                                       *
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                 *
Phoenix-Kayne Large-Cap Core                                                                               *
Phoenix-Kayne Small-Cap Quality Value                                                                      *
Phoenix-Lazard International Equity Select                                                                               *
Phoenix-Lazard Small-Cap Value                                                                                           *
Phoenix-Lazard U.S. Multi-Cap                                                                                            *
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          *
Phoenix-Sanford Bernstein Mid-Cap Value                                         *
Phoenix-Sanford Bernstein Small-Cap Value                                       *
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                                ----------------------------------------------------------------------------------
                                                                              Northern       Roger        Seneca      State Street
                                                     Lord,         MFS         Trust        Engemann      Capital      Research &
                                                  Abbett & Co.  Investment  Investments,  & Associates,  Management,   Management
                    Series                            LLC       Management      Inc.           Inc.          LLC         Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                                               *
Phoenix-Engemann Small & Mid-Cap Growth                                                       *
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   *
Phoenix-Lord Abbett Large-Cap Value                  *
Phoenix-Lord Abbett Mid-Cap Value                    *
Phoenix-MFS Investors Growth Stock                               *
Phoenix-MFS Investors Trust                                      *
Phoenix-MFS Value                                                *                            *
Phoenix-Northern Dow 30                                                                       *
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                                             *
Phoenix-Seneca Strategic Theme                                                                            *
Phoenix-State Street Research Small-Cap Growth                                                                           *
----------------------------------------------------------------------------------------------------------------------------------

Additional information about The Phoenix Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com
5000

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0132PR (C) Phoenix Life Insurance     [logo] Printed on recycled paper.    5-03
Company

                                                                     [VERSION B]
                           THE PHOENIX EDGE(R) - SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY



PROSPECTUS                                                           MAY 1, 2003


The Phoenix Edge(R) - SPVL is a modified single premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix life Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
    [diamond] Phoenix-Aberdeen International Series
    [diamond] Phoenix-AIM Mid-Cap Equity Series
    [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

    [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
    [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
    [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
    [diamond] Phoenix-Janus Flexible Income Series
    [diamond] Phoenix-Kayne Large-Cap Core Series
    [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
    [diamond] Phoenix-Lazard U.S. Multi-Cap Series
    [diamond] Phoenix-Lord Abbett Bond-Debenture Series
    [diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
    [diamond] Phoenix-MFS Investors Growth Stock Series
    [diamond] Phoenix-MFS Investors Trust Series
    [diamond] Phoenix-MFS Value Series

    [diamond] Phoenix-Northern Dow 30 Series
    [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

    [diamond] Phoenix-Oakhurst Growth and Income Series
    [diamond] Phoenix-Oakhurst Strategic Allocation Series
    [diamond] Phoenix-Sanford Bernstein Global Value Series
    [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
    [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
    [diamond] Phoenix-Seneca Mid-Cap Growth Series
    [diamond] Phoenix-Seneca Strategic Theme Series
    [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
    [diamond] AIM V.I. Capital Appreciation Fund
    [diamond] AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

    [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
    [diamond] Federated Fund for U.S. Government Securities II

    [diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
    [diamond] VIP Contrafund(R) Portfolio
    [diamond] VIP Growth Opportunities Portfolio
    [diamond] VIP Growth Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
    [diamond] Mutual Shares Securities Fund
    [diamond] Templeton Developing Markets Securities Fund *
    [diamond] Templeton Foreign Securities Fund
    [diamond] Templeton Global Asset Allocation Fund *
    [diamond] Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

    [diamond] Scudder VIT EAFE(R) Equity Index Fund
    [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
    [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
    [diamond] Wanger Foreign Forty
    [diamond] Wanger International Small Cap
    [diamond] Wanger Twenty
    [diamond] Wanger U.S. Smaller Companies



* Not available for new investors


-----------------------------------------------------------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:         [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                     PO Box 8027
                                                                     Boston, MA 02266-8027

                                                         [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                     800/541-0171

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if a replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

--------------------------------------------------------------------------------

The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance


Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.


The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
     Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
   Policy Benefits ...................................     4
   Policy Risks ......................................     4
FEE TABLES ...........................................     5
   Transaction Fees ..................................     5
   Periodic Charges Other the Fund Operating
    Expenses..........................................     5
   Minimum and Maximum Fund Operating Expenses........     6

   Annual Fund Expenses...............................     7
PHOENIX LIFE INSURANCE COMPANY .......................     7
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................     9
   Performance History ...............................     9
VOTING RIGHTS ........................................     9
THE GUARANTEED INTEREST ACCOUNT ......................     9
CHARGES AND DEDUCTIONS................................    10
   General ...........................................    10
   Periodic Charges ..................................    10
   Monthly Charges....................................    10
   Conditional Charges ...............................    11
   Charge Restrictions................................    11
THE POLICY ...........................................    11
   Contract Rights: Owner, Insured, Beneficiary ......    11
   Contract Limitations...............................    12
   Purchasing a Policy................................    12
GENERAL ..............................................    13
   Postponement of Payments ..........................    13
   Optional Insurance Benefits ......................    13
PAYMENT OF PROCEEDS ..................................    13
   Surrender and Death Benefit Proceeds ..............    13
   Death Benefit .....................................    13
   Payment Options ...................................    13
   Surrenders.........................................    14
   Transfer of Policy Value...........................    14
   Policy Loans.......................................    16
   Lapse..............................................    16
FEDERAL INCOME TAX CONSIDERATIONS ....................    16
   Modified Endowment Contracts ......................    17
FINANCIAL STATEMENTS..................................    17
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
   Investment Type....................................   A-1
   Investment Advisors................................   A-2
   Investment Subadvisors.............................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) - SPVL is a modified single premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

The policy has a minimum death benefit, equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the ages of insured people. The actual death benefit we pay will be either the policy face amount, or the minimum death benefit, whichever is greater.

The policy has the added benefits of a Guaranteed Death Benefit Rider, which protects the death benefit for the policy as long as no loans are outstanding.

The policy provides a Living Benefits Rider, which can provide payment of up to 75% of the policy value should the person insured become terminally ill. (Certain restrictions apply.)


LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.

You may surrender all or part of this policy anytime for any amount up to its cash surrender value. We may impose a surrender charge.


Your policy allows for a free withdrawal once each year of at least 10% of the premium, or your penalty free earnings, if greater. Your penalty free earnings is the value of your policy that is in excess of the single premium. (Note: We may reduce the single premium amount based on previous withdrawals in excess of the penalty free earnings.)

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.


YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy must comply with laws and regulations in every state where we sell it; therefore, some policy terms may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 9 policy years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
As a modified single premium variable life insurance policy, you will have limited ability to make additional premium payments beyond the initial payment.

Most modified single premium life insurance policies are considered modified endowment contracts for federal income tax purposes. Therefore, income tax plus a 10% penalty could apply to any surrenders, withdrawals, loans, or if you pledge or assign the policy.

Current federal income tax law does not generally tax death benefits. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED          AMOUNT DEDUCTED
--------------------------------  ---------------------------  ---------------------------------------------------------------
SURRENDER CHARGE                  Upon a Full Surrender or     Up to 9% of the single premium paid1
                                  a Partial Surrender that
                                  exceeds the free
                                  withdrawal amount we
                                  allow each year..
--------------------------------  ---------------------------  ---------------------------------------------------------------
TRANSFER CHARGE                   Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                               transfer after the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------

(1) We reduce this charge by one percentage point each policy year until it becomes 0% in policy year 10. For a table of charges and other information see the "Charges and Deductions" section.

                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
--------------------------------  ---------------------------  ---------------------------------------------------------------------

            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  On policy date and on each
COST OF INSURANCE                 monthly calculation day.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
  Minimum and Maximum Charges                                  We charge nonsmokers 0.70 % of policy value each month.
                                                               We charge smokers 0.90 % of policy value each month.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
  Example for a male age 45 in                                 We would him 0.70 % of policy value each month.
  the nonsmoker premium class.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  On policy date and on each   We charge 0.40% of average daily policy value each month.
PREMIUM TAX CHARGE                monthly calculation day
                                  during the first 10 policy
                                  years.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  On each monthly              We charge 0.80%, on an annual basis, of average daily policy value.
MORTALITY AND EXPENSE RISK        calculation day
CHARGE(1)
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  When we become liable for    We currently do not charge for taxes, however we reserve the right
OTHER TAX CHARGES                 taxes.                       to impose a charge should we become liable for taxes in the future.
                                                               Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  Interest accrues daily and
LOAN INTEREST RATE CHARGED(2)     is due on each policy
                                  anniversary. If not paid     The maximum net cost to the policy value is 2.00% of the loan
                                  on that date, we will        balance on an annual basis.
                                  treat the accrued interest
                                  as another loan against
                                  the policy
-----------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
                                  We do not charge for this    This rider is automatically attached to all policies. We describe it
GUARANTEED DEATH BENEFIT RIDER    rider.                       in more detail in the "Optional Insurance Benefits" section.
--------------------------------  ---------------------------  ---------------------------------------------------------------------
                                  We do not charge for this    We describe this rider in more detail in the "Optional Insurance
LIVING BENEFITS RIDER             rider.                       Benefits" section.
------------------------------------------------------------------------------------------------------------------------------------

(1) We currently reduce this charge to 0.50% on an annual basis beginning in policy year 11. We do not assess this charge against assets held as collateral in the loaned portion of the Guaranteed Interest Account.

(2) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy for a loan during the first policy year is 0%, since we credit the loaned portion of the Guaranteed Interest Account at the same rate we charge for the policy loan (6%). In all other policy years the net cost to the policy value is 2% (we charge 8% and credit 6%).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                        Minimum                     Maximum

Total Annual Fund Operating
Expenses(1) (expenses that are
deducted from a fund's assets,           0.32%          -            5.48%
including management fees,
distribution and/or
12b-1 fees, and other
expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                       Rule
                                                      Investment       12b-1       Other Operating       Total Annual Fund
                     Series                         Management Fee     Fees           Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30%(5)                 1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58%(3)                 3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28%(2)                 0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91%(3)                 3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37%(4)                 1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10%(3)                 0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32%(4)                 2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16%(3)                 0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19%(3)                 0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31%(3)                 1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54%(3)                 1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62%(1)                14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70%(1)                22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36%(1)                10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26%(1)                 6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34%(1)                 8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28%(1)                 7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51%(1)                 9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20%(1)                10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23%(3)                 0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73%(3)                 5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84%(3)                 2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76%(3)                 1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37%(3)                 2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25%(3)                 0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12%(3)                 0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67%(3)                 2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35%(3)                 1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59%(3)                 1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34%(4)                 1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25%(4)                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48%(1)                 9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                     Net Annual                                                      Net Annual
                                                     ----------                                                      ----------
                                     Reimbursements     Fund                                        Reimbursements      Fund
                                     --------------     -----                                       --------------      ----
Series                                 & Waivers      Expenses    Series                               & Waivers      Expenses
------                                 ---------      --------    ------                               ---------      --------
Phoenix-AIM Mid-Cap Equity              (2.33%)         1.10%     Phoenix-Lazard U.S. Multi-Cap         (7.19%)         0.95%
Phoenix-Alliance/Bernstein Enhanced                               Phoenix-Lord Abbett Bond-Debenture    (6.13%)         0.90%
Index                                   (0.08%)         0.65%     Phoenix-Lord Abbett Large-Cap Value   (8.36%)         0.90%
Phoenix-Alliance/Bernstein Growth +                               Phoenix-Lord Abbett Mid-Cap Value     (9.05%)         1.00%
Value                                   (2.66%)         1.10%     Phoenix-MFS Investors Trust           (4.48%)         1.00%
Phoenix-Duff & Phelps Real Estate                                 Phoenix-MFS Value                     (1.59%)         1.00%
Securities                              (0.02%)         1.10%     Phoenix-Northern Dow 30               (0.51%)         0.60%
Phoenix-Engemann Small & Mid-Cap                                  Phoenix-Northern Nasdaq-100 Index(R)  (2.12%)         0.60%
Growth                                  (0.97%)         1.25%     Phoenix-Sanford Bernstein Global
Phoenix-Hollister Value Equity          (0.06%)         0.95%     Value                                 (1.42%)         1.15%
Phoenix-Janus Flexible Income           (0.29%)         1.05%     Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Kayne Large-Cap Core           (13.47%)         0.85%     Value                                 (0.10%)         1.30%
Phoenix-Kayne Small-Cap Quality Value  (21.55%)         1.05%     Phoenix-Sanford Bernstein
Phoenix-Lazard International Equity                               Small-Cap Value                       (0.34%)         1.30%
Select                                  (9.21%)         1.05%     Phoenix-State Street Research
Phoenix-Lazard Small-Cap Value          (5.11%)         1.05%     Small-Cap Growth                      (8.33%)         1.00%

 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                                 Rule                                              Fund Expenses
                                                  Investment   12b-1 or      Other                                     After
                                                  Management    Service    Operating  Total Annual  Reimbursements Reimbursements
                     Series                          Fee         Fees      Expenses   Fund Expenses   & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%       N/A         0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%       N/A         0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%       N/A         0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25%(1)     0.12%        0.97%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%      0.25%(1)     0.17%        1.02%          ----          ----(9)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%      0.10%        0.10%        0.78%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%      0.10%        0.12%        0.80%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%      0.10%        0.09%        0.77%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%(3)   0.25%        0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%      0.25%        0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70%(3)   0.25%        0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62%(3)   0.25%        0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%      0.25%        0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%       N/A         0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%       N/A         0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%       N/A         0.49%        1.29%          ----          ----(9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%       N/A         0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%       N/A         0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%       N/A         0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%       N/A         0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                         Reimbursements &              Net Annual
   Series                                                    Waivers                  Fund Expenses
   ------                                                    -------                  -------------
   Federated Fund for U.S. Government Securities II         (0.25%)                       0.72%
   Federated High Income Bond Fund II - Primary             (0.25%)                       0.77%
   Shares
   VIP Contrafund(R) Portfolio                              (0.04%)                       0.74%
   VIP Growth Opportunities Portfolio                       (0.03%)                       0.77%
   VIP Growth Portfolio                                     (0.06%)                       0.71%
   Technology Portfolio                                     (0.14%)                       1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC not supervise the Account's management, investment practices or policies, nor those of Phoenix.


The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;

2)  the ratification of the independent accountants for the fund;

3)  approval or amendment of investment advisory agreements;

4)  a change in fundamental policies or restrictions of the series; and

5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

PERIODIC CHARGES

DAILY CHARGES

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

          If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

--------------------------------------------------------------
                           MORTALITY & EXPENSE RISK CHARGES
                            AS AN ANNUALIZED PERCENTAGE OF
      POLICY YEAR                AVERAGE DAILY ASSETS
------------------------- ------------------------------------
          1-10                           0.80%
------------------------- ------------------------------------
      11 and after                       0.50%
--------------------------------------------------------------

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher beginning in the second policy year than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

--------------------------------------------------------------
                                          RATE WE CREDIT THE
                                          LOANED PORTION OF
                    LOAN INTEREST RATE      THE GUARANTEED
  POLICY YEARS:          CHARGED          INTEREST ACCOUNT
------------------ -------------------- ----------------------
        1                  6%                    6%
------------------ -------------------- ----------------------
       2+                  8%                    6%
--------------------------------------------------------------

[diamond] FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

          These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

[diamond] PREMIUM TAX CHARGE. We deduct this charge to compensate Phoenix for federal deferred acquisition cost ("DAC" tax) we incur under Internal Revenue Code Section 848. We incur this cost up front, but deduct the charge over the first 10 policy years at an annual rate of 0.40% of policy value. The charge is deducted from your policy value once per month during the first 10 policy years.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. The Phoenix Edge(R) - SPVL policy has two riders available at no additional charge: These options are available only if approved in your state.


          o Living Benefits Rider. In the event the person insured by the policy becomes terminally ill, you may exercise the Living Benefits Options in order to receive up to 75% of the policy's death benefit, up to a maximum of $250,000. The minimum face amount after exercise of this option must be $10,000.


          o Guaranteed Death Benefit Rider. This rider protects the value of the death benefit even if the policy value should fall to zero. It is in effect as long as there are no outstanding policy loans, and the person insured by the policy is below the age of 100.


CONDITIONAL CHARGES

We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. If you fully surrender your policy during the first
          9 policy years, a surrender charge of up to 9% of the single premium you paid will be deducted from your surrendered amount.

          We will also deduct the surrender charge from your policy value if you make a partial surrender in excess of your free allowable amount. The free allowable amount is the greater of your penalty free earnings (see below) and 10% of the single premium (which may have been reduced from the amount you paid by previous partial surrenders).

          The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium.

          If your withdrawal exceeds your penalty free earnings, we will reduce the amount of your single premium accordingly. Withdrawals in excess of your free allowable amount, including surrender charges on those withdrawals, will also reduce the amount of your single premium.

          We will automatically calculate the free allowable amount when you request a full or partial surrender.

          The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. The maximum surrender charges are illustrated in the following table.

          --------------------------------------------------------
                          SURRENDER CHARGE TABLE
          --------------------------------------------------------
              POLICY        SURRENDER CHARGE AS A PERCENTAGE OF
              YEARS               THE SINGLE PREMIUM PAID
                1                           9%
                2                           8%
                3                           7%
                4                           6%
                5                           5%
                6                           4%
                7                           3%
                8                           2%
                9                           1%
           10 and after                     0%

          The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts; however, we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

[diamond] OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy.

We will not issue a policy if person to be insured is 75 or older We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.


In some instances, depending on how you answer these questions, you may be subject to additional underwriting. We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been returned during your "right to cancel" period.


ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you have an insurable interest in the person to be insured and that person's consent. The person to be insured must be at least 35 years old, but no older than 85.

PREMIUM PAYMENT
The minimum premium of $10,000 is due on the policy date, and the person to be insured must be living when at that time. You will have a limited ability to make additional premium payments. Any additional premium payments that we permit must be $100 or more. The minimum premium payment we will accept during a grace period is the amount needed to prevent policy lapse.


We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We will apply the premium among your chosen investment options by purchasing subaccount units at the subaccount unit values next calculation after we receive your payment.


We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.



PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.



ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received during a grace period will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions.


POLICY REFUND
Should you exercise your right to cancel your policy, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following:

1) the current policy value less any unpaid loans and loan interest as of the date we receive the returned policy; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.


We will refund the premium paid less any unpaid loans and loan interest, and also less any partial surrenders taken from the policy if your policy was issued with the Temporary Money Market Amendment.


We retain the right to decline to process the completed application for insurance during the 7 days after we receive it. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the New York Stock Exchange is closed other than for customary weekend and holiday closings or trading on the New York Stock Exchange is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.


Transfers also may be postponed under these circumstances.


OPTIONAL INSURANCE BENEFITS
The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Guaranteed Death Benefit. This rider is automatically attached to all policies. It prevents the policy from lapse should the cash surrender value fall to zero. The monthly deduction is waived to the extent it cannot be paid from the policy's cash surrender value.

          This rider will not be in effect if you have an outstanding loan balance on the policy. The rider expires on the policy anniversary nearest the insured person's 100th birthday.


[diamond] Living Benefits. Under certain conditions, in the event that the person insured is diagnosed with a terminal illness, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider.

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
A partial surrender decreases the death benefit if it causes a decrease in the premium amount, and a corresponding decrease in the policy's face amount, which is based on the premium amount. We decrease the premium amount if a partial surrender exceeds the policy's penalty free earning during any policy year. (Penalty free earnings equal the policy value minus the single premium). A decrease in the death benefit could have tax consequences. See "Federal Income Tax Information."


INCREASES OR DECREASES IN FACE AMOUNT
Not allowed


PAYMENT OF PROCEEDS

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

The cash surrender value is the maximum payable for surrender.


DEATH BENEFIT
The death benefit is the policy's face amount, which is determined by the amount of the single premium, or the minimum death benefit, if greater. We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in death occurs. The death benefit will be reduced by the amount of any outstanding loans and loan interest. There is also no guaranteed death benefit while a loan balance is outstanding.


PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless you have waived that right. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an irrevocable election.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond] 10 years; or
[diamond] 20 years; or
[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS AND FREE WITHDRAWALS
You may obtain a partial surrender of the policy's cash surrender value as long as the person insured is living and the policy is in force. We require you to send us a written request and may also require you to return the policy before we make payment. A partial surrender will be effective on the date we receive your written request or on the date we receive the policy. You may receive surrender proceeds under any of our available payment options.

Once each policy year, you may withdraw an amount equal to the greater of either your penalty free earnings on the policy and 10% of the single premium (free allowable amount) without the imposition of a surrender charge.

The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium. We will reduce the single premium amount by any portion of a withdrawal that exceeds the policy's penalty free earnings. Reducing the single premium also reduces the policy's face amount and corresponding death benefit.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in how we deduct a partial surrender and any associated surrender charge from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy value by the partial surrender amount paid plus the surrender charge, if assessed.

TRANSFER OF POLICY VALUE


TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at

VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

TELEPHONE TRANSFERS
We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.


We will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. We may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine.


We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

We reserve the right to limit you to 12 transfers per year, exclusive of any transfers made as part of a Systematic Transfer Program.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly         [diamond] $150 semiannually
[diamond] $75 quarterly       [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS
You may generally borrow up to 90% of your policy's cash surrender value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

-----------------------------------------------------------------
                         INTEREST
                         CHARGED       INTEREST CREDITED   NET

policy year 1             6%                6%              0%
policy years 2+           8%                6%              2%
-----------------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 6%. We transfer interest from the loaned portion of the Guaranteed Interest Account to the non-loaned portion of the Guaranteed Interest Account at the end of each policy year, or when you repay a loan.


You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.


Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. The amount available for a full surrender is reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax under some circumstances.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you withdraw earnings from the policy, take a partial surrender, or take a loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse. We guarantee the death benefit only if there are no outstanding loans.

If on any monthly calculation day, the policy value is less than the required monthly deduction, we will allow a grace period of 61 days for you to pay an amount equal to 3 times the required monthly deduction to keep the policy in force.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you a written notice at least 30 days before the policy will lapse.

The policy will continue in force during the grace period; however, we will not allow subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period first to pay any monthly deductions due during the grace period. We will apply any excess premium according to your allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately prior before grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS
The policy is a modified single premium variable life insurance policy, and as such, will be considered a modified endowment contract for federal income tax purposes (except for certain policies resulting from an exchange under Code
Section 1035). You will be taxed on loans and payments from a modified endowment contract on the portion considered to be income, that is, gain in contract value.


GENERAL
A policy will be considered a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount that requires 7 equal annual premiums to be "fully paid-up," thereafter providing a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.


Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax."

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. Loans are fully taxable to the extent of income in the policy for modified endowment contracts, and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R) - SPVL) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Type
                                              --------------------------------------------------------------------------------------

                                                           Domestic   Domestic   Domestic    Growth          International    Money
             Series                                 Bond    Blend      Growth     Value     & Income   Index    Growth        Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                  |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                               |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                       |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                  |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                    |X|
Phoenix-Oakhurst Growth and Income                                                            |X|
Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II    |X|
Federated High Income Bond Fund II                  |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Developing Markets Securities Fund                                                                    |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                                |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                   |X|
Scudder VIT Equity 500 Index Fund                                                                       |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                            |X|
Wanger International Small Cap                                                                                  |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                 Series

                                                                           Duff &
                                                    Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                   Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                    Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
                                                      Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                                                    Fidelity              Morgan
                                                   Management  Franklin   Stanley    Templeton  Templeton     Templeton   Wanger
                                                      and       Mutual   Investment   Asset      Global      Investment    Asset
                                                    Research   Advisers, Management  Management, Advisors     Counsel,   Management,
               Series                               Company      LLC        Inc.       Ltd.      Limited        Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
Phoenix-Alliance/Bernstein Growth + Value                                   |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                 |X|
Phoenix-MFS Investors Trust                        |X|
Phoenix-MFS Value                                  |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                            |X|
Phoenix-Seneca Strategic Theme                                                           |X|
Phoenix-State Street Research Small-Cap Growth                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
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                                          A-3


Additional information about The Phoenix Edge(R) - SPVL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.



Phoenix Life Insurance Company



www.phoenixwm.com

V610


Investment Company Act File No. 811-04721



[logo] PHOENIX WEALTH MANAGEMENT(R)





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
L0209PR (C) Phoenix Life Insurance Company           [logo] Printed on recycled paper.
       5-03

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